Stockholders’ Equity (Deficit) (Details) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 24, 2023	Mar. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Mar. 31, 2024	Dec. 31, 2023	Apr. 30, 2021
Stockholders’ Equity (Deficit) [Abstract]
Shares issued					205,000,000	205,000,000
Shares of common stock			200,000,000	50,000,000	200,000,000	200,000,000
Par value of common stock (in Dollars per share)			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Shares of preferred stock			5,000,000	5,000,000	5,000,000	5,000,000
Par value of preferred stock (in Dollars per share)			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock issued			42,522,091		44,122,091	44,122,091
Common stock outstanding			42,522,091	8,634,210	44,122,091	44,122,091
Preferred stock issued			0	0	0	0
Preferred stock outstanding			0	0	0	0
Number of Units Issued	1,600,000
Unit, Price per Share (in Dollars per share)	$ 5
Stock Issued During Period, Value, New Issues (in Dollars)	$ 8,000,000	$ 1,435,980	$ 8,955,370	$ 100,000
Proceeds from Issuance or Sale of Equity (in Dollars)	$ 7,160,000
Warrant holders exercise price (in Dollars per share)	$ 5		$ 0		$ 194.06	$ 194.06